First Trust Municipal High Income ETF Investment Objectives and Goals - First Trust Municipal High Income ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Municipal High Income ETF (FMHI)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Municipal High Income ETF’s (the “Fund”) primary investment objective is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation.